Schedule of Deferred Tax Assets and Liabilities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Taxation Schedule Of Deferred Tax Assets And Liabilities 1		312
Taxation Schedule Of Deferred Tax Assets And Liabilities 2		335
Taxation Schedule Of Deferred Tax Assets And Liabilities 3	53
Taxation Schedule Of Deferred Tax Assets And Liabilities 4		525
Taxation Schedule Of Deferred Tax Assets And Liabilities 5		433
Taxation Schedule Of Deferred Tax Assets And Liabilities 6	70
Taxation Schedule Of Deferred Tax Assets And Liabilities 7		61
Taxation Schedule Of Deferred Tax Assets And Liabilities 8		91
Taxation Schedule Of Deferred Tax Assets And Liabilities 9	15
Taxation Schedule Of Deferred Tax Assets And Liabilities 10		149
Taxation Schedule Of Deferred Tax Assets And Liabilities 11		97
Taxation Schedule Of Deferred Tax Assets And Liabilities 12	16
Taxation Schedule Of Deferred Tax Assets And Liabilities 13		2,630
Taxation Schedule Of Deferred Tax Assets And Liabilities 14		3,679
Taxation Schedule Of Deferred Tax Assets And Liabilities 15	590
Taxation Schedule Of Deferred Tax Assets And Liabilities 16		56
Taxation Schedule Of Deferred Tax Assets And Liabilities 17		0
Taxation Schedule Of Deferred Tax Assets And Liabilities 18	0
Taxation Schedule Of Deferred Tax Assets And Liabilities 19		(5)
Taxation Schedule Of Deferred Tax Assets And Liabilities 20		249
Taxation Schedule Of Deferred Tax Assets And Liabilities 21	40
Taxation Schedule Of Deferred Tax Assets And Liabilities 22		2,269
Taxation Schedule Of Deferred Tax Assets And Liabilities 23		2,972
Taxation Schedule Of Deferred Tax Assets And Liabilities 24	477
Taxation Schedule Of Deferred Tax Assets And Liabilities 25		5,997
Taxation Schedule Of Deferred Tax Assets And Liabilities 26		7,856
Taxation Schedule Of Deferred Tax Assets And Liabilities 27	1,261
Taxation Schedule Of Deferred Tax Assets And Liabilities 28		(2,985)
Taxation Schedule Of Deferred Tax Assets And Liabilities 29		(4,245)
Taxation Schedule Of Deferred Tax Assets And Liabilities 30	(681)
Taxation Schedule Of Deferred Tax Assets And Liabilities 31		3,012
Taxation Schedule Of Deferred Tax Assets And Liabilities 32		3,611
Taxation Schedule Of Deferred Tax Assets And Liabilities 33	580
Taxation Schedule Of Deferred Tax Assets And Liabilities 34		2,750
Taxation Schedule Of Deferred Tax Assets And Liabilities 35		3,276
Taxation Schedule Of Deferred Tax Assets And Liabilities 36	526
Taxation Schedule Of Deferred Tax Assets And Liabilities 37		262
Taxation Schedule Of Deferred Tax Assets And Liabilities 38		335
Taxation Schedule Of Deferred Tax Assets And Liabilities 39	54
Taxation Schedule Of Deferred Tax Assets And Liabilities 40		3,012
Taxation Schedule Of Deferred Tax Assets And Liabilities 41		3,611
Taxation Schedule Of Deferred Tax Assets And Liabilities 42	$ 580